Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current income tax receivable
Current income tax receivable	£ 9,797	£ 8,481
Deferred tax asset
Deferred tax asset	44	46
U.K. [member]
Current income tax receivable
Current income tax receivable	9,793	8,477
U.S. [member]
Current income tax receivable
Current income tax receivable	4	4
Deferred tax asset
Deferred tax asset	£ 44	£ 46